Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss)
The following table sets forth the changes in each component of accumulated other comprehensive income (loss):

	Foreign Currency Translation Adjustments	Cash Flow Hedges	Defined Benefit Pension Plans	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2018	$40.5	$(11.5)	$(38.5)	$(9.5)
Other comprehensive (loss)	(67.0)	(3.1)	(3.7)	(73.8)
Reclassifications, pretax [1]	—	2.8	2.6	5.4
Income tax effect	—	—	.3	.3
Balance at December 31, 2018	(26.5)	(11.8)	(39.3)	(77.6)
Other comprehensive income (loss)	5.0	2.5	(18.6)	(11.1)
Reclassifications, pretax [2]	—	7.4	2.9	10.3
Income tax effect	—	(2.2)	3.8	1.6
Balance at December 31, 2019	(21.5)	(4.1)	(51.2)	(76.8)
Other comprehensive income (loss)	27.8	4.5	(15.8)	16.5
Reclassifications, pretax [3]	—	2.4	4.0	6.4
Income tax effect	—	(1.4)	2.8	1.4
Attributable to noncontrolling interest	.1	—	—	.1
Balance at December 31, 2020	$6.4	$1.4	$(60.2)	$(52.4)

[1] 2018 pretax reclassifications are comprised of:
Net trade sales	$—	$(2.6)	$—	$(2.6)
Cost of goods sold; selling and administrative expenses	—	1.1	—	1.1
Interest expense	—	4.3	—	4.3
Other (income) expense, net	—	—	2.6	2.6
Total 2018 reclassifications, pretax	$—	$2.8	$2.6	$5.4

[2] 2019 pretax reclassifications are comprised of:
Net trade sales	$—	$3.6	$—	$3.6
Cost of goods sold; selling and administrative expenses	—	(.6)	—	(.6)
Interest expense	—	4.4	—	4.4
Other (income) expense, net	—	—	2.9	2.9
Total 2019 reclassifications, pretax	$—	$7.4	$2.9	$10.3

[3] 2020 pretax reclassifications are comprised of:
Net trade sales	$—	$(1.4)	$—	$(1.4)
Cost of goods sold; selling and administrative expenses	—	(.7)	—	(.7)
Interest expense	—	4.5	—	4.5
Other (income) expense, net	—	—	4.0	4.0
Total 2020 reclassifications, pretax	$—	$2.4	$4.0	$6.4